Quarterly Holdings Report
for
Fidelity Advisor® Semiconductors Fund
April 30, 2024
AFEL-NPRT3-0624
1.800325.120
Common Stocks - 98.3%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	23,620	73,694
Semiconductors & Semiconductor Equipment - 97.1%
Semiconductor Materials & Equipment - 14.8%
Applied Materials, Inc.	56,900	11,303,185
ASML Holding NV (depository receipt)	123,500	107,750,045
KLA Corp.	12,100	8,340,409
Lam Research Corp.	114,946	102,808,852
Nova Ltd. (a)(b)	199,532	33,900,487
Teradyne, Inc.	558,200	64,929,824
		329,032,802
Semiconductors - 82.3%
Advanced Micro Devices, Inc. (a)	596,774	94,517,066
Allegro MicroSystems LLC (a)(b)	691,100	20,518,759
Arm Holdings Ltd. ADR	47,400	4,797,354
Astera Labs, Inc.	235,586	19,968,269
Astera Labs, Inc.	89,460	7,582,630
Broadcom, Inc.	76,025	98,853,027
Cirrus Logic, Inc. (a)	47,428	4,200,698
GlobalFoundries, Inc. (a)	1,862,302	91,029,322
Impinj, Inc. (a)	228,359	36,395,857
Lattice Semiconductor Corp. (a)	310,229	21,281,709
MACOM Technology Solutions Holdings, Inc. (a)	306,892	31,287,639
Marvell Technology, Inc.	1,435,151	94,590,802
Microchip Technology, Inc.	653,277	60,088,418
Micron Technology, Inc.	1,265,800	142,984,768
Monolithic Power Systems, Inc.	83,273	55,737,117
NVIDIA Corp.	640,627	553,514,543
NXP Semiconductors NV	579,653	148,501,302
ON Semiconductor Corp. (a)	1,986,976	139,406,236
Qorvo, Inc. (a)	261,900	30,600,396
Qualcomm, Inc.	78,100	12,952,885
Silicon Motion Tech Corp. sponsored ADR	233,300	17,219,873
Synaptics, Inc. (a)	231,921	20,863,613
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	906,600	124,512,444
Texas Instruments, Inc.	24,300	4,287,006
Wolfspeed, Inc. (a)(b)	54,700	1,478,541
		1,837,170,274
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,166,203,076
Technology Hardware, Storage & Peripherals - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Western Digital Corp. (a)	366,471	25,957,141
TOTAL COMMON STOCKS (Cost $1,233,807,455)		2,192,233,911

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (a)(c)(d)	79,800	51,072
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (c)(d)	11,132	141,154
Tenstorrent Holdings, Inc. Series C1 (c)(d)	1,740	104,939
		246,093
Metals & Mining - 0.0%
Precious Metals & Minerals - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	18,335	409,237
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc.:
Series B (a)(c)(d)	30,638	205,275
Series B1 (a)(c)(d)	18,145	139,354
		344,629
Semiconductors - 0.1%
Alif Semiconductor Series C (a)(c)(d)	48,363	862,312
Retym, Inc. Series C (c)(d)	55,074	446,650
		1,308,962
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,653,591
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C (c)(d)	32,553	693,379
Series C2 (c)(d)	5,113	129,410
		822,789
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,156,072)		3,182,782

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (c)(d) (Cost $44,355)	44,355	44,355

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(d) (Cost $66,031)	66,031	72,000

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	36,429,000	36,436,285
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	35,859,864	35,863,450
TOTAL MONEY MARKET FUNDS (Cost $72,299,735)		72,299,735

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,309,373,648)	2,267,832,783
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(36,743,878)
NET ASSETS - 100.0%	2,231,088,905

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,299,137 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	142,053

Alif Semiconductor Series C	3/08/22	981,698

Diamond Foundry, Inc. Series C	3/15/21	440,040

Lightmatter, Inc. Series C	5/19/23	535,718

Lightmatter, Inc. Series C2	12/18/23	132,947

Menlo Micro, Inc. Series C	2/09/22	105,775

Retym, Inc. Series C	5/17/23 - 6/20/23	428,575

Sima Technologies, Inc. Series B	5/10/21	157,093

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	128,665

Sima Technologies, Inc. 10% 12/31/27	4/08/24	44,355

Tenstorrent Holdings, Inc. Series C1	4/23/21	103,509

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	66,031

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	62,347,605	321,747,304	347,658,103	1,672,198	(521)	-	36,436,285	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	39,629,775	182,788,628	186,554,953	115,628	-	-	35,863,450	0.1%
Total	101,977,380	504,535,932	534,213,056	1,787,826	(521)	-	72,299,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.